Balance Sheet Components - Summary of Warranty Reserve (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Warranty obligation at beginning of period	$ 2,581	$ 2,570
Balance assumed from business combinations	595	167
Warranty provision related to products shipped	5,996	2,410
Deductions for warranty claims processed	(5,181)	(2,566)
Warranty obligation at end of period	$ 3,991	$ 2,581